SEGMENT REPORTING	12 Months Ended
Dec. 31, 2014
SEGMENT REPORTING

20. SEGMENT REPORTING

Operating segments are components of an enterprise for which separate financial information is available and are regularly evaluated by the chief operating decision maker in deciding how to allocate resources and in assessing performance.

The Company has two reportable segments based on its major lines of businesses: Laboratory Services and Manufacturing Services. The Laboratory Services segment provides services for pharmaceutical, biotechnology and medical device companies. The Manufacturing Services segment produces advanced intermediates and active pharmaceutical ingredients (“APIs”) for use by pharmaceutical companies in preclinical and clinical trials of small-molecule products and for commercial products, as well as the production of biologics. Each operating segment derives its revenues from the sale of services or products, and each is the responsibility of a member of the senior management of the Company who has knowledge of product- and service-specific operational risks and opportunities. The Company’s chief operating decision makers have been identified as the Chief Executive Officer, who reviews the results of the two operating segments when making decisions about allocating resources and assessing the performance of the Company.

The following table summarizes the selected revenue and expense information for each reportable segment:

Years Ended December 31:
2012	Laboratory Services	Manufacturing Services	Total
Net revenues from external customers	$382,890	$117,022	$499,912
Cost of revenues	(235,148)	(81,526)	(316,674)

Gross profit	$147,742	$35,496	$183,238

2013	Laboratory Services	Manufacturing Services	Total
Net revenues from external customers	$430,853	$147,229	$578,082
Cost of revenues	(264,370)	(102,148)	(366,518)

Gross profit	$166,483	$45,081	$211,564

2014	Laboratory Services	Manufacturing Services	Total
Net revenues from external customers	$492,007	$182,272	$674,279
Cost of revenues	(298,559)	(123,977)	(422,536)

Gross profit	$193,448	$58,295	$251,743

The following table summarizes the Company’s revenues by geographic region determined according to the location of customers:

	Year Ended December 31,
	2012	2013	2014
United States	$328,301	$373,979	$417,986
Europe	82,531	78,775	95,026
Asia	85,201	122,653	141,321
Other countries	4,307	3,684	20,396

Gross revenues	$500,340	$579,091	$674,729
Sales tax	(428)	(1,009)	(450)

Net revenues	$499,912	$578,082	$674,279

The following table summarizes the Company’s net revenues generated by business line:

	Year Ended December 31,
	2012	2013	2014
Laboratory Services
Chemistry and discovery services	$176,427	$193,368	$206,599
Biologics	7,147	18,859	42,608
Testing services	88,461	107,720	124,307
US-based laboratory services	89,647	92,174	99,578
Others	21,208	18,732	18,915

Sub-total	382,890	430,853	492,007

Manufacturing Services:
Biologics Manufacturing	—	6,450	11,241
Small Molecule Manufacturing (STA)	117,022	140,779	171,031

Sub-total	117,022	147,229	182,272

Net revenues	$499,912	$578,082	$674,279

The following table summarizes the location of the Company’s long-lived assets by geographic regions:

	December 31,
	2013	2014
PRC	$262,679	$320,188
United States	16,575	31,500

Total	$279,254	$351,688